Liquidity and Capital Resources - Additional Information (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Working Capital Detail [Line Items]
Cash and cash equivalents	$ 593,632	$ 6,678,344	$ 8,524,812	$ 13,528,444	$ 3,087,299
Current liabilities	3,295,533	1,963,309		1,993,375
Working capital	2,400,000
Deficit accumulated during the development stage	$ 41,371,578	$ 35,513,000		$ 27,603,887